Concession Financial Assets and Liabilities - Summary of Changes in Balances of Financial Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [Abstract]
Beginning balance	R$ (407)	R$ 1,350	R$ 1,107
Net constitution of financial liabilities		(858)
Additions	811		2,285
Amortization	177	(597)	(581)
Receipt of funds from the ACR Account and from the Centralizing Account for Funds from the Tariff Flag System-CCRBT			(1,529)
Payments from the Flag Tariff Centralizing Account	(586)	(341)
Transfer		(165)
Updating - Selic rate	(41)	204	68
Ending balance	R$ (46)	R$ (407)	R$ 1,350